Convertible Promissory Notes – Related Parties (Details)	1 Months Ended		6 Months Ended
	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CHF (SFr) shares	Jun. 30, 2021	Dec. 31, 2020 USD ($)	Mar. 31, 2019 SFr / shares	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CHF (SFr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CHF (SFr)
Convertible Promissory Notes – Related Parties (Details) [Line Items]
Loan amount						$ 527,650	SFr 500,000
Accrues interest percentage			10.00%			10.00%	10.00%
Maturity date description			This note had an original maturity date of April 30, 2019 at which time if it wasn’t already converted, a new maturity date would be set at the discretion of MRI. The parties had amended the agreement to extend the maturity date to March 31, 2021.
Accrued interest payable				$ 42,929		$ 128,200	SFr 125,000
Share price | (per share)	$ 14				SFr 14
Aggregate fair value	$ 550,829
Loss on conversion loan	24,060
Remaining loan	24,293	SFr 23,020
Magnetic Rock Investments [Member]
Convertible Promissory Notes – Related Parties (Details) [Line Items]
Loan amount						$ 557,920	SFr 550,000	$ 50,720	SFr 50,000	$ 507,200	SFr 500,000
Accrued interest payable				$ 119,045
Aggregate amount	$ 526,769	SFr 526,980
Conversion of common shares (in Shares) | shares	40,000	40,000
Conversion price per share (in Dollars per share) | $ / shares	$ 13